Loss per Share - Summary of Weighted Average Number of Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Weighted average number of shares	549,080	454,267	407,344